Cash And Cash Equivalents - Schedule of Reconciliation of Assets and Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	$ (26,345)	$ (26,791)
Cash Flows from Financing Activities (Inflows)/ Outflows	845	785
Cash Flows from Operating Activities (Inflows)/ Outflows	22	24
Addition	(153)	(405)
Foreign exchange movement		65
Foreign exchange movement	(94)
Other	(213)	(23)
Liabilities arising from financing activities at end of period	(25,938)	(26,345)	$ (26,791)
Share-based payment	102	98	96
Debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(1,806)	(2,372)
Cash Flows from Financing Activities (Inflows)/ Outflows	737	544
Addition	(16)	(16)
Foreign exchange movement		42
Foreign exchange movement	(64)
Other	(2)	(4)
Liabilities arising from financing activities at end of period	(1,151)	(1,806)	(2,372)
Share-based payment		200
Lease obligations
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(514)	(382)
Cash Flows from Financing Activities (Inflows)/ Outflows	103	62
Cash Flows from Operating Activities (Inflows)/ Outflows	22	24
Addition	(137)	(389)
Foreign exchange movement		23
Foreign exchange movement	(30)
Other		148
Liabilities arising from financing activities at end of period	(556)	(514)	(382)
Share capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(11)	(11)
Liabilities arising from financing activities at end of period	(11)	(11)	(11)
Additional Paid-In Capital
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	(24,014)	(24,027)
Cash Flows from Financing Activities (Inflows)/ Outflows	5	177
Other	(211)	(164)
Liabilities arising from financing activities at end of period	(24,220)	(24,014)	(24,027)
Other
Changes in liabilities arising from financing activities [abstract]
Assets arising from financing activities at beginning of period	$ 0	1
Cash Flows from Financing Activities (Inflows)/ Outflows		2
Other		(3)
Assets arising from financing activities at end of period		$ 0	$ 1